STOCK OPTION (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
STOCK OPTIONS
Weighted average period	1 year 3 months		1 year 6 months
Unrecognized stock-based compensation expense	$ 219,558		$ 263,470
Weighted-average fair value of awards granted	$ 0	$ 0.47	$ 0.47	$ 0.48
Stock options granted outstanding common stock shares percentage	10.00%		10.00%
Options granted expiration term	ten years		ten years
Options granted exercisable term	four years		four years
Weighted Average Period	1 year 3 months		1 year 6 months
Stock-based Compensation Expense			$ 226,717	$ 309,905